Cover	Sep. 29, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 29, 2026
Entity Registrant Name	FIVE POINT HOLDINGS, LLC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38088
Entity Tax Identification Number	27-0599397
Entity Address, Address Line One	2000 FivePoint
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	949
Local Phone Number	349-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common shares
Trading Symbol	FPH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001574197
Amendment Flag	false